Equity reserves (Details 3) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Warrant outstanding, beginning of year	5,097,550	2,289,667
Warrant outstanding, end of year	5,097,550	5,097,550
Weighted average exercise price, outstanding, end of year	$ 4.50	$ 4.50
Stock Option Activity
Statement [Line Items]
Warrant outstanding, beginning of year	799,826	6,000
Warrant outstanding, granted	804,158	819,826
Warrant outstanding, expired		(26,000)
Warrant outstanding, end of year	1,603,984	799,826
Warrant exercisable, end of year	800,907	199,957
Weighted average exercise price, outstanding, beginning of year	$ 3.25	$ 3.50
Weighted average exercise price, granted	4.16	3.27
Weighted average exercise price, expired	0	3.88
Weighted average exercise price, outstanding, end of year	3.71	3.25
Weighted average exercise price, Exercisable, end of year	$ 3.48	$ 3.25